PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807
203-869-3059

                                        February 26, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Value Line Centurion Fund (the “Fund”)
File Nos. 2-86337 and 811-03835

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 28 to the Fund's Registration Statement, in electronic format, which is marked to indicate the changes effected in the Registration Statement by this Amendment.

The Amendment is being filed for the purpose of providing financial statements, updating other information and conforming to the revised Form N-1A requirements.

Very truly yours,

/s/ Peter D. Lowenstein